Shareholder Report		6 Months Ended	12 Months Ended
		Apr. 30, 2026 USD ($) Holding	Oct. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard Trustees’ Equity Fund
Entity Central Index Key		0000313850
Entity Investment Company Type		N-1A
Document Period End Date		Apr. 30, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000101729
Shareholder Report [Line Items]
Fund Name		Emerging Markets Select Stock Fund
Class Name		Investor Shares
Trading Symbol		VMMSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Emerging Markets Select Stock Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 46
Expense Ratio, Percent	[1]	0.86%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 1,219,000,000
Holdings Count | Holding		267
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,219
Number of Portfolio Holdings	267
Portfolio Turnover Rate	22%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	1.6%
Asia	69.4%
Europe	3.9%
North America	9.2%
South America	11.3%
Other Assets and Liabilities—Net	4.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000212612
Shareholder Report [Line Items]
Fund Name		Commodity Strategy Fund
Class Name		Admiral™ Shares
Trading Symbol		VCMDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Commodity Strategy Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 9
Expense Ratio, Percent	[2]	0.16%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 2,618,000,000
Holdings Count | Holding		52
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$2,618
Number of Portfolio Holdings	52
Portfolio Turnover Rate	22%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
U.S. Government Securities	74.2%
Other Assets and Liabilities—NetFootnote Reference	25.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000238629
Shareholder Report [Line Items]
Fund Name		Global Environmental Opportunities Stock Fund
Class Name		Investor Shares
Trading Symbol		VEOIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Global Environmental Opportunities Stock Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$36	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 36
Expense Ratio, Percent	[3]	0.69%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 123,000,000
Holdings Count | Holding		35
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$123
Number of Portfolio Holdings	35
Portfolio Turnover Rate	15%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Asia	29.0%
Europe	30.3%
North America	36.4%
South America	1.8%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000238630
Shareholder Report [Line Items]
Fund Name		Global Environmental Opportunities Stock Fund
Class Name		Admiral™ Shares
Trading Symbol		VEOAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Global Environmental Opportunities Stock Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$28	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 28
Expense Ratio, Percent	[4]	0.54%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 123,000,000
Holdings Count | Holding		35
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$123
Number of Portfolio Holdings	35
Portfolio Turnover Rate	15%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Asia	29.0%
Europe	30.3%
North America	36.4%
South America	1.8%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.